Provisions and contingent liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Provisions and contingent liabilities

15. Provisions and contingent liabilities

The Company and its subsidiaries are party to judicial and administrative litigations before various courts and government bodies, arising from the ordinary course of operations, involving tax, civil and labor matters and other issues. Periodically, Management evaluates the tax, civil and labor and risks, based on legal, economic and tax supporting data, in order to classify the risks as probable, possible or remote, in accordance with the chances of them occurring and being settled, taking into consideration, case by case, the analyses prepared by external and internal legal advisors.

	March 31, 2020	December 31, 2019
Tax contingencies	9,956	9,878
Civil contingencies	2,412	2,673
Labor contingencies	2,529	2,642

Total provision	14,897	15,193

Judicial deposits (i)	10,050	18,403

(i)

There are circumstances in which the Group is questioning the legitimacy of certain litigations or claims filed against it. As a result, either because of a judicial order or based on the strategy adopted by management, the Group might be required to secure part or the whole amount in question by means of judicial deposits, without this being characterized as the settlement of the liability. These amounts are classified as “Other assets” on the consolidated balance sheets and referred above for information.

Changes in the provision during the three months period

	Three months period ended March 31,
	2020	2019
As of January 1	15,193	17,474
Monetary correction	325	336
Provisions accrued	159	11
Provisions reversed	(546)	—
Payments	(234)	(318)

As of March 31	14,897	17,503

Nature of claims

a) Tax

As of March 31, 2020, the Group has claims classified as probable risk of loss in the amount of R$ 9,956 (December 31, 2019—R$ 9,878), regarding social contributions on revenue (PIS and COFINS), questioning the exclusion of this own taxes on the calculation basis over revenues. In accordance with Brazilian laws and tax regulations, this practice is legal for VAT (ICMS) taxes, and other companies have recently obtained significant success in applying this concept for PIS and COFINS taxes. These lawsuits are supported by court deposits in its entirety.

b) Civil

The majority of the civil claims involve matters that are normal and specific to the business, and refer to demands for indemnity primarily due to: (i) financial losses in the stock market; (ii) portfolio management; and (iii) alleged losses generated from the liquidation of costumers assets in portfolio due to margin cause and/or negative balance. As of March 31, 2020, there were 34 civil claims for which the likelihood of loss has been classified as probable, in the amount of R$ 2,412 (December 31, 2019—R$ 2,673). An amount of R$ 100 was deposited in court as of March 31, 2020 (December 31, 2019—R$ 9,744).

c) Labor

Labor claims to which the Group is party primarily concern: (i) the existence (or otherwise) of a working relationship between the Group and IFAs; and (ii) severance payment of former employees. As of March 31, 2020, the Company and its subsidiaries are the defendants in approximately 10 cases involving labor matters for which the likelihood of loss has been classified as probable, in the amount of R$ 2,529 (December 31, 2019—R$ 2,642).

Contingent liabilities—probability of loss classified as possible

In addition to the provisions constituted, the Company and its subsidiaries have several labor, civil and tax contingencies in progress, in which they are the defendants, and the likelihood of loss, based on the opinions of the internal and external legal advisors, is considered possible, and the contingencies amount to approximately R$ 163,982 (December 31, 2019—R$ 153,951).

Below is summarized these possible claims by nature:

	March 31, 2020	December 31, 2019
Tax (i)	69,963	69,386
Civil (ii)	89,419	81,414
Labor	4,600	3,151

Total	163,982	153,951

(i)

In December 2019, the Group was notified by tax authorities for a requirement of social security contributions due to employee profit sharing payments related to the calendar year 2015, allegedly in violation of Brazilian Law 10,101/00. Currently, the case at administrative level in assessment by the Administrative Council of Tax Appeals (“CARF”), awaiting the decision on the Group’s appeal. There are other favorable CARF precedents on the subject and the Group obtained legal opinions that support the Group’s defense and current practice.

(ii)

The Group is defendant in 456 civil claims by customers and investment agents, mainly related to portfolio management, risk rating, copyrights and contract termination. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.

25. Provisions and contingent liabilities

The Company and its subsidiaries are party to judicial and administrative litigations before various courts and government bodies, arising from the normal course of operations, involving tax, civil and labor matters and other issues. Periodically, Management evaluates the tax, civil and labor and risks, based on legal, economic and tax supporting data, in order to classify the risks as probable, possible or remote, in accordance with the chances of them occurring and being settled, taking into consideration, case by case, the analyses prepared by external and internal legal advisors.

	2019	2018
Tax contingencies	9,878	9,392
Civil contingencies	2,673	5,610
Labor contingencies	2,642	2,472

Total provision	15,193	17,474

Judicial deposits (a)	18,403	14,850

(a)

There are circumstances in which the Group is questioning the legitimacy of certain litigations or claims filed against us. As a result, either because of a judicial order or based on the strategy adopted by management, the Group might be required to secure part or the whole amount in question by means of judicial deposits, without this being characterized as the settlement of the liability. These amounts are classified as “Other assets” on the consolidated balance sheets, and referred above for information.

Changes in the provision during the year

	2019	2018	2017
Balance at January 1	17,474	11,843	5,334
Monetary correction	2,492	1,667	2,226
Provision/(Reversal)	(1,601)	7,897	3,531
Business combination (Note 5 (ii))	—	—	7,921
Payments	(3,172)	(3,933)	(7,169)

Balance at December 31	15,193	17,474	11,843

Nature of claims

a) Tax

As of December 31, 2019, the Group has claims classified as probable risk of loss in the amount of R$ 9,878 (December 31, 2018—R$ 9,392), regarding social contributions on revenue (PIS and COFINS), questioning the exclusion of this own taxes on the calculation basis over revenues. In accordance with Brazilian laws and tax regulations, this practice is legal for VAT (ICMS) taxes, and other companies have recently obtained significant success in applying this concept for PIS and COFINS taxes. These lawsuits are supported by court deposits in its entirety.

b) Civil

The majority of the civil claims involve matters that are normal and specific to the business, and refer to demands for indemnity primarily due to: (i) financial losses in the stock market; (ii) portfolio management; and (iii) alleged losses generated from the liquidation of costumers assets in portfolio due to margin cause and/or negative balance. As of December 31, 2019, there were 29 civil claims for which the likelihood of loss has been classified as probable, in the amount of R$ 2,673 (December 31, 2018 - R$ 5,610). An amount of R$ 9,744 was deposited in court as of December 31, 2019 (December 31, 2018 – R$ 4,500).

c) Labor

Labor claims to which the Group is party primarily concern: (i) the existence (or otherwise) of a working relationship between the Group and IFAs; and (ii) severance payment of former employees. As of December 31, 2019, the Company and its subsidiaries are the defendants in approximately 9 cases involving labor matters for which the likelihood of loss has been rated as probable, in the amount of R$ 2,642 (December 31, 2018 - R$ 2,472).

Contingent liabilities—probability of loss classified as possible

In addition to the provisions constituted, the Company and its subsidiaries have several labor, civil and tax contingencies in progress, in which they are the defendants, and the likelihood of loss, based on the opinions of the internal and external legal advisors, is considered possible, and the contingencies amount to approximately R$ 153,951 (December 31, 2018 - R$ 89,323).

Below is summarized these claims by nature:

	2019	2018
Tax (i)	69,386	19,971
Civil (ii)	81,414	64,820
Labor	3,151	4,532

Total	153,951	89,323

(i)

In December 2019, the Group was notified by tax authorities for a requirement of social security contributions due to employee profit sharing payments related to the calendar year 2015, allegedly in violation of Brazilian Law 10,101/00. Currently, the case at administrative level in assessment by the Administrative Council of Tax Appeals (“CARF”), awaiting the decision on the Group’s appeal. There are other favorable CARF precedents on the subject and the Group obtained legal opinions that support the Group’s defense and current practice.

(ii)

The Group is defendant in 6 civil claims by customers and investment agents, mainly related to portfolio management, risk rating, copyrights and contract termination. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.